Note 2 - Significant Accounting Policies and Basis of Presentation (Details Textual) - USD ($) shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Cost Reimbursements from SBIR Grant as Offset to Research and Development Expenses	$ 95,000	$ 84,000	$ 538,000	$ 41,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0.7	0.5	0.6	0.5
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset					$ 53,000
Operating Lease, Liability, Total					75,700
Accounting Standards Update 2016-02 [Member] | Subsequent Event [Member]
Operating Lease, Right-of-Use Asset					50,000
Operating Lease, Liability, Total					$ 75,000